                                                    Allstate Life Insurance Company
                                              Allstate Life Insurance Company of New York

                                  Allstate RetirementAccess Variable Annuity B SeriesSM ("B Series")
                                  Allstate RetirementAccess Variable Annuity L SeriesSM ("L Series")
                                  Allstate RetirementAccess Variable Annuity X SeriesSM ("X Series")

                                                   Supplement dated November 2, 2009
                                                                  To
                                                    Prospectuses dated May 1, 2009

This supplement should be read and retained with the prospectus for your Annuity.  If you would like another copy of the prospectus, please call us at 1-866-695-2647 for Allstate Life Insurance Company, or 1-877-234-8688 for Allstate Life Insurance Company of New
York.

This supplement  describes certain changes to the investment options available within your Annuity,  and amends certain  disclosures in your prospectus.  Effective  November 16, 2009, we are adding the following new  Sub-accounts:  AST Jennison  Large-Cap Value Portfolio and AST Jennison  Large-Cap Growth  Portfolio.  Effective  November 13, 2009, the AST Focus Four Plus Portfolio is merging into the AST
First Trust Capital  Appreciation  Target Portfolio.  Effective January 4, 2010, we are adding the AST Bond Portfolio 2021 Sub-account.
To reflect these changes, the prospectus for your Annuity is revised as follows:
A.       Investment Options Listed on Inside Front Cover

We are adding the names of the following investment options to the list appearing on the inside front cover of the prospectus: AST
Jennison Large-Cap Value, AST Jennison Large-Cap Growth, and AST Bond Portfolio 2021. We are deleting the name of the AST Focus Four
Plus because it is being merged into the AST First Trust Capital Appreciation Target.
B.       Summary of Contract Fees and Expenses

As of the effective dates above, in the section entitled "Summary of Contract Fees and Charges", in the table entitled "Portfolio
Annual Expenses", we are deleting the AST Focus Four Plus Portfolio, and adding the AST Jennison Large-Cap Value, the AST Jennison Large-Cap
Growth, and the AST Bond Portfolio 2021 as follows:

------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------

                      Portfolio                        Management Fee       Other       12b-1 Fees     Acquired     Total Annual
                                                                          Expenses                     Portfolio      Portfolio
                                                                                                        Fees &        Expenses
                                                                                                       Expenses
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------
----------------------------------------------------------------------------------------------------------------------------------

Advanced Series Trust
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------

AST Bond Portfolio 2021                                   0.65% (1)       0.31% (2)       0.00%          0.00%        0.96%(3)
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------

AST Jennison Large-Cap Growth (4)                           0.90%           0.20%         0.00%          0.00%          1.10%
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------

AST Jennison Large-Cap Value (5)                            0.75%           0.18%         0.00%          0.00%          0.93%
------------------------------------------------------ ---------------- -------------- ------------- -------------- --------------

(1) The  contractual  investment  management fee rate is subject to certain  breakpoints.  In the event the combined  average daily net assets of the AST Bond Portfolio  2017, the AST Bond Portfolio  2021, the AST Bond Portfolio 2015, the AST Bond Portfolio 2016, the AST
Bond Portfolio  2018, the AST Bond Portfolio 2019, the AST Bond Portfolio  2020, and the AST Investment  Grade Bond Portfolio  (each, a
Bond Portfolio and  collectively,  the Bond  Portfolios) do not exceed $500 million,  each Portfolio's  investment  management fee rate will equal 0.65% of its average  daily net assets.  In the event the combined  average daily net assets of the Bond  Portfolios  exceed
$500 million,  the portion of a Portfolio's  assets to which the  investment  management fee rate of 0.65% applies and the portion of a
Portfolio's  assets to which the  investment  management  fee rate of 0.64% applies will be  determined  on a pro rata basis.  Such fee would be computed as follows.

                          [0.65% x ($500 million x Individual Portfolio Assets / Combined Portfolio Assets)] +

             [0.64% x (Combined Portfolio Assets - $500 million) x Individual Portfolio Assets / Combined Portfolio Assets]

(2)  Estimates  based on an assumed  average  daily net asset  level of $50 million  for each  Portfolio  during the fiscal year ending
December 31, 2010.  As used in  connection  with each  Portfolio,  "other  expenses"  includes  expenses for  accounting  and valuation services,  custodian  fees,  audit and legal fees,  transfer  agency fees,  fees paid to  non-interested  Trustees,  and certain  other miscellaneous  items. Each Portfolio also will pay  participating  insurance  companies an administrative  services fee of 0.10% of its average daily net assets on an annualized basis, subject to certain voluntary  asset-based  breakpoints.  Such administrative  services fee will compensate  participating  insurance companies for providing certain services to beneficial shareholders in lieu of the Trust, including the printing and mailing of fund prospectuses and shareholder reports.

(3) Estimates based on an assumed average daily net asset level of $50 million for each Portfolio during the fiscal year ending
December 31, 2010.  The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for each Portfolio so that each Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses)
do not exceed 1.00% of each Portfolio's average daily net assets for the fiscal year ending December 31, 2010.

(4) Until at least June 30, 2010, the Investment Managers have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the AST Jennison Large-Cap Growth Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, dividend and interest expense, if any, related to short sales, and extraordinary expenses) do not exceed 1.05% of its average daily net assets. These arrangements may be discontinued or otherwise modified by the Investment Managers at any time after June 30, 2010 without prior notice.

(5) Until at least June 30, 2010, the Investment Managers have voluntarily agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the AST Jennison Large-Cap Value Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, dividend and interest expense, if any, related to short sales, and extraordinary expenses) do not exceed 0.88% of its average daily net assets. These arrangements may be discontinued or otherwise modified by the Investment Managers at any time after June 30, 2010 without prior notice.

C.       Changes to Investment Objectives/Policies

  We add the following to the table of "Investment Objectives/Policies".

-------------------- -------------------------------------------------------------------------------------------- -------------------
      STYLE/                                       INVESTMENT OBJECTIVES/ POLICIES                                    PORTFOLIO
       TYPE                                                                                                            ADVISOR/
                                                                                                                     SUB-ADVISOR
-------------------- -------------------------------------------------------------------------------------------- -------------------
-------------------- -------------------------------------------------------------------------------------------- -------------------
       LARGE                                                                                                           Jennison
                     AST Jennison Large-Cap Value Portfolio: seeks capital appreciation. Under normal market conditions, the Portfolio will invest at least 80% of its investable assets in the equity and equity-related securities of large-capitalization companies measured, at the time of purchase to be within the market capitalization of the Russell 1000(R) Index. In deciding
        CAP          which equity securities to buy, the Sub advisor will use a value investment style and will
       VALUE         invest in common stocks that it believes are being valued at a discount to their true
                     worth, as defined by the value of their earnings, free cash flow the value of their              Associates
                     assets, their private market value, or some combination of these factors. The Sub-advisor           LLC
                     will look for catalysts that will help unlock a common stock's inherent value.

-------------------- -------------------------------------------------------------------------------------------- -------------------
-------------------- -------------------------------------------------------------------------------------------- -------------------

                     AST Jennison Large-Cap Growth Portfolio: seeks long-term growth of capital. Under normal market conditions, the Portfolio will invest at least 80% of its investable assets in the equity and equity-related securities of large-capitalization companies measured, at the
       LARGE         time of purchase, to be within the market capitalization of the Russell 1000(R) Index. In         Jennison
        CAP          deciding which equity securities to buy, the Sub-advisor will use a growth investment            Associates
      GROWTH         style and will invest in stocks it believes could experience superior sales or earnings             LLC
                     growth, or high returns on equity and assets. The companies in which the Sub-advisor will invest generally tend to have a unique market niche, a strong new product profile or superior management.

-------------------- -------------------------------------------------------------------------------------------- -------------------
-------------------- -------------------------------------------------------------------------------------------- -------------------

                     AST Bond Portfolio 2021: seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the
       FIXED         TrueAccumulation - Highest Daily benefits and maintain liquidity to support changes in           Prudential
      INCOME         market conditions for a fixed maturity of 2021. Please note that you may not make purchase       Investment
                     payments to this Portfolio, and that this Portfolio is available only with certain living     Management, Inc.
                     benefits.

-------------------- -------------------------------------------------------------------------------------------- -------------------

D.       Revised Managing Your Annuity Section.

The following provision is added to the "Managing Your Annuity" section of your prospectus:

WRITTEN  REQUESTS  AND FORMS IN GOOD  ORDER.  Written  requests  must  include  sufficient  information  and/or  documentation,  and be sufficiently  clear,  to enable us to complete  your request  without the need to exercise  discretion on our part to carry it out. You may contact our  Customer  Service  Center to learn what  information  we require for your  particular  request to be in "good  order."
Additionally,  we may  require  that you submit your  request on our form.  We reserve the right to  determine  whether any  particular request is in good order, and to change or waive any good order requirements at any time.

E.          Revised Appendix A

We revise Appendix A - Accumulation Unit Values to delete all references to AST Focus Four Plus Portfolio.  No information is shown in Appendix A - Accumulation Unit Values for the AST Jennison Large-Cap Value Portfolio, the AST Jennison Large-Cap Growth Portfolio,
or the AST Bond Portfolio 2021 because, as of December 31, 2008, the Sub-accounts had not yet commenced operation.